Future Minimum Lease Payments (Tables)	3 Months Ended
Mar. 31, 2017
Leases [Abstract]
Summary of Future Minimum Rents

Future minimum rents are as follows for the twelve months ending:

December 31,		March 31,
		(unaudited)
2017	$665,242	2018	$1,089,490
2018	640,676	2019	1,058,395
2019	583,690	2020	970,814
2020	537,633	2021	887,821
2021	513,156	2022	802,283
Thereafter	2,495,686	Thereafter	3,595,103

	$5,436,083		$8,403,906